Quarterly Holdings Report
for
Fidelity® Strategic Real Return Fund
June 30, 2022
RRS-NPRT3-0822
1.833432.116
Corporate Bonds - 3.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22	109,000	107,332
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	110,000	108,625
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	77,000	76,182
MFA Financial, Inc. 6.25% 6/15/24	285,000	256,406
Redwood Trust, Inc.:
4.75% 8/15/23	224,000	211,960
5.625% 7/15/24	130,000	116,348
RWT Holdings, Inc. 5.75% 10/1/25	130,000	114,969
		991,822
Nonconvertible Bonds - 3.0%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (b)	350,000	251,671

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. 8.125% 7/1/27 (b)	285,000	275,381
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)	535,000	424,991
4% 5/1/31(b)	250,000	207,750
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	935,000	713,674
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (b)	1,000,000	831,678
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)	500,000	459,883
Times Square Hotel Trust 8.528% 8/1/26 (b)	258,524	265,768
		3,179,125
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (b)	70,000	64,925
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(b)	20,000	15,000
4.625% 4/1/30(b)	70,000	51,405
6.625% 1/15/28(b)	175,000	148,750
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	15,000	10,898
Century Communities, Inc. 3.875% 8/15/29 (b)	65,000	50,843
LGI Homes, Inc. 4% 7/15/29 (b)	170,000	126,922
M/I Homes, Inc. 3.95% 2/15/30	100,000	75,110
TRI Pointe Homes, Inc. 5.25% 6/1/27	100,000	87,414
		631,267
TOTAL CONSUMER DISCRETIONARY		3,810,392

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	90,000

FINANCIALS - 0.0%
Banks - 0.0%
HAT Holdings I LLC/HAT Holdings II LLC 3.75% 9/15/30 (b)	100,000	79,750

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP 3.2% 12/1/31	250,000	198,404

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc. 4.625% 8/15/28 (b)	600,000	511,500

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)	445,000	349,325
American Homes 4 Rent LP:
2.375% 7/15/31	750,000	598,040
3.625% 4/15/32	500,000	438,294
American Tower Corp.:
2.7% 4/15/31	250,000	205,738
3.8% 8/15/29	1,250,000	1,147,355
4.05% 3/15/32	750,000	683,469
Boston Properties, Inc.:
2.55% 4/1/32	500,000	397,922
3.25% 1/30/31	500,000	428,853
CBL & Associates LP 5.95% 12/15/26 (c)(d)	132,000	0
Crown Castle International Corp. 2.25% 1/15/31	1,250,000	1,013,920
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	225,000	192,150
EPR Properties 3.6% 11/15/31	250,000	197,619
Equinix, Inc.:
2.15% 7/15/30	500,000	404,498
3.2% 11/18/29	750,000	666,253
GLP Capital LP/GLP Financing II, Inc.:
3.25% 1/15/32	250,000	200,368
4% 1/15/31	500,000	431,214
5.3% 1/15/29	1,000,000	955,111
Invitation Homes Operating Partnership LP:
2% 8/15/31	750,000	576,946
4.15% 4/15/32	750,000	680,950
iStar Financial, Inc.:
4.25% 8/1/25	305,000	281,686
4.75% 10/1/24	150,000	141,231
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	915,000	802,913
5% 10/15/27	205,000	187,507
Office Properties Income Trust 4.25% 5/15/24	80,000	77,655
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	500,000	405,977
4.5% 4/1/27	83,000	78,683
Park Intermediate Holdings LLC 4.875% 5/15/29 (b)	500,000	429,333
RLJ Lodging Trust LP:
3.75% 7/1/26(b)	100,000	86,657
4% 9/15/29(b)	805,000	661,237
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	243,134
4.75% 2/15/28	100,000	73,625
9.75% 6/15/25	200,000	197,250
Spirit Realty LP 4% 7/15/29	250,000	228,499
Sun Communities Operating LP:
2.7% 7/15/31	1,000,000	805,867
4.2% 4/15/32	4,000	3,637
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (b)	880,000	644,600
Uniti Group, Inc. 6% 1/15/30 (b)	105,000	72,639
Ventas Realty LP 4.75% 11/15/30	250,000	244,516
VICI Properties LP 5.125% 5/15/32	1,250,000	1,177,925
Vornado Realty LP 3.4% 6/1/31	500,000	419,622
Welltower, Inc. 3.85% 6/15/32	500,000	455,639
Weyerhaeuser Co. 4% 4/15/30	250,000	235,321
XHR LP 4.875% 6/1/29 (b)	250,000	214,464
		17,737,642
Real Estate Management & Development - 0.5%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	935,000	868,381
Extra Space Storage LP 2.35% 3/15/32	500,000	396,343
Greystar Real Estate Partners 5.75% 12/1/25 (b)	790,000	747,775
Howard Hughes Corp.:
4.125% 2/1/29(b)	40,000	30,852
4.375% 2/1/31(b)	285,000	210,923
5.375% 8/1/28(b)	380,000	318,250
Kennedy-Wilson, Inc.:
4.75% 3/1/29	225,000	182,250
4.75% 2/1/30	225,000	176,063
5% 3/1/31	590,000	457,250
Mattamy Group Corp. 5.25% 12/15/27 (b)	100,000	81,662
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	285,000	217,669
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	250,000	185,000
		3,872,418
TOTAL REAL ESTATE		21,610,060

TOTAL NONCONVERTIBLE BONDS		26,551,777
TOTAL CORPORATE BONDS (Cost $30,376,820)		27,543,599

U.S. Treasury Inflation-Protected Obligations - 22.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
0.125% 2/15/51	2,284,000	1,937,137
0.125% 2/15/52	1,220,000	985,745
0.25% 2/15/50	2,280,000	2,006,955
0.625% 2/15/43	2,337,000	2,584,217
0.75% 2/15/42	2,748,000	3,195,983
0.75% 2/15/45	3,240,000	3,540,832
0.875% 2/15/47	1,973,000	2,169,685
1% 2/15/46	1,503,000	1,726,610
1% 2/15/48	1,249,000	1,388,587
1% 2/15/49	2,285,000	2,509,919
1.375% 2/15/44	2,100,000	2,654,558
1.75% 1/15/28	2,122,000	3,109,438
2% 1/15/26	2,085,000	3,216,959
2.125% 2/15/40	844,000	1,312,161
2.125% 2/15/41	1,795,000	2,745,167
2.375% 1/15/25	2,808,000	4,563,907
2.375% 1/15/27	1,521,000	2,368,591
2.5% 1/15/29	1,699,000	2,544,222
3.375% 4/15/32	840,000	1,710,211
3.625% 4/15/28	1,370,000	2,861,183
3.875% 4/15/29	1,447,000	3,073,672
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	6,066,000	7,456,638
0.125% 10/15/24	4,728,000	5,360,580
0.125% 4/15/25	3,811,000	4,268,008
0.125% 10/15/25	5,954,000	6,629,869
0.125% 4/15/26	4,627,000	5,054,088
0.125% 7/15/26	4,637,000	5,548,703
0.125% 10/15/26	5,525,000	5,793,606
0.125% 4/15/27	6,550,000	6,605,310
0.125% 1/15/30	5,093,000	5,465,629
0.125% 7/15/30	5,954,000	6,406,492
0.125% 1/15/31	6,060,000	6,405,705
0.125% 7/15/31	6,646,000	6,821,003
0.125% 1/15/32	6,720,000	6,657,661
0.25% 1/15/25	4,481,000	5,503,117
0.25% 7/15/29	4,984,000	5,464,819
0.375% 7/15/23	5,857,000	7,403,574
0.375% 7/15/25	5,943,000	7,318,669
0.375% 1/15/27	4,923,000	5,871,662
0.375% 7/15/27	4,859,000	5,723,681
0.5% 4/15/24	3,654,000	4,246,518
0.5% 1/15/28	5,367,000	6,249,733
0.625% 1/15/24	6,517,000	8,212,783
0.625% 1/15/26	4,272,000	5,256,966
0.75% 7/15/28	4,146,000	4,811,251
0.875% 1/15/29	4,023,000	4,651,257
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $215,802,393)		201,393,061

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (b)(d)(e)(f)	136,789	1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	277,636
Series 2002-2 Class M2, 9.163% 3/1/33	359,280	324,289
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	85,000	78,919
FirstKey Homes Trust Series 2021-SFR2 Class F1, 2.908% 9/17/38 (b)	100,000	85,977
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (b)	90,714	75,453
Series 2021-2 Class G, 4.505% 12/17/26 (b)	185,559	161,688
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	367,235	250,415
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	250,000	237,911
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	221,000	213,538
Series 2022-SFR5 Class E2, 6.863% 6/17/39 (b)	336,000	336,461
Progress Residential Trust:
Series 2021-SFR6 Class F, 3.422% 7/17/38 (b)	100,000	86,917
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	100,000	84,983
Class G, 4.005% 10/17/38 (b)	100,000	86,463
Series 2022-SFR2 Class E2, 4.8% 4/17/27	100,000	91,676
Series 2022-SFR5 Class E1, 6.618% 6/17/39 (b)	201,000	201,287
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME TERM SOFR 1 MONTH INDEX + 4.500% 6.0091% 5/17/24 (b)(e)(g)	500,000	495,630
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	238,000	228,798
Class E2, 5.739% 4/17/39 (b)	295,000	283,704
TOTAL ASSET-BACKED SECURITIES (Cost $3,876,083)		3,601,746

Commercial Mortgage Securities - 4.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 5.074% 9/15/38 (b)(e)(g)	106,000	100,173
BANK:
sequential payer Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	180,000	115,886
Class E, 2.5% 6/15/55 (b)	141,000	83,524
Series 2020-BN25 Class C, 3.4675% 1/15/63 (e)	1,000,000	846,643
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (e)	264,000	176,168
Series 2021-BN38 Class C, 3.3241% 12/15/64 (e)	554,000	455,558
Series 2022-BNK41, Class C, 3.9163% 4/15/65 (e)	567,000	479,702
Series 2022-BNK42 Class C, 4.7214% 6/15/55	500,000	455,987
BBCMS Series 2022-C15 Class C, 3.9591% 4/15/55 (e)	547,000	467,312
BBCMS Mortgage Trust:
Series 2019-C3 Class C, 4.178% 5/15/52	821,000	737,548
Series 2020-C7 Class C, 3.7173% 4/15/53 (e)	500,000	427,059
Series 2022-C16 Class C, 4.6% 6/15/55 (e)	750,000	677,577
Benchmark Mortgage Trust:
Series 2018-B2 Class C, 4.3341% 2/15/51 (e)	500,000	454,850
Series 2018-B6 Class D, 3.2595% 10/10/51 (b)(e)	235,000	181,411
Series 2020-B18 Class AGNG, 4.5348% 7/15/53 (b)(d)(e)	63,000	51,337
Series 2020-IG2 Class D, 3.4028% 9/15/48 (b)(e)	417,000	248,115
Series 2022-B35:
Class C, 4.5939% 5/15/55	500,000	439,526
Class D, 2.5% 5/15/55 (b)	500,000	320,088
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (b)(e)	84,000	65,034
Class 360E, 4.0699% 2/15/42 (b)(e)	105,000	81,450
BPR Trust floater:
Series 2021-TY Class E, 1 month U.S. LIBOR + 3.600% 4.924% 9/15/38 (b)(e)(g)	100,000	95,925
Series 2022-OANA Class D, CME TERM SOFR 1 MONTH INDEX + 3.690% 4.9737% 4/15/37 (b)(e)(g)	300,000	291,611
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 4.543% 12/15/38 (b)(e)(g)	210,000	194,184
Class G, 1 month U.S. LIBOR + 3.960% 5.293% 12/15/38 (b)(e)(g)	499,000	461,050
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 4.2711% 10/15/36 (b)(e)(g)	198,000	178,026
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 4.1263% 5/15/38 (b)(e)(g)	333,000	299,744
Class G, 1 month U.S. LIBOR + 3.950% 5.2763% 5/15/38 (b)(e)(g)	401,000	358,572
Series 2020-VIVA Class E, 3.667% 3/11/44 (b)(e)	789,000	621,880
BX Trust:
floater:
Series 2019-XL Class G, 1 month U.S. LIBOR + 2.300% 3.624% 10/15/36 (b)(e)(g)	386,750	366,451
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 5.334% 10/15/36 (b)(e)(g)	84,000	76,230
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 4.62% 11/15/38 (b)(e)(g)	126,000	118,733
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 3.9175% 10/15/36 (b)(e)(g)	27,000	24,695
Class G, 1 month U.S. LIBOR + 3.140% 4.4661% 10/15/36 (b)(e)(g)	93,000	83,947
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 4.6735% 10/15/26 (b)(e)(g)	126,000	116,070
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 4.324% 1/15/34 (b)(e)(g)	336,000	312,183
Class G, 1 month U.S. LIBOR + 3.900% 5.224% 1/15/34 (b)(e)(g)	170,000	157,394
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 3.261% 9/15/34 (b)(e)(g)	100,000	92,718
Series 2021-SOAR Class J, 5.075% 6/15/38 (b)(e)	595,489	545,811
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 3.724% 9/15/36 (b)(e)(g)	100,000	93,035
Class G, 1 month U.S. LIBOR + 2.850% 4.174% 9/15/36 (b)(e)(g)	105,000	96,621
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 5.214% 10/15/38 (b)(e)(g)	630,087	570,319
Series 2022-IND Class F, CME TERM SOFR 1 MONTH INDEX + 4.780% 6.1198% 4/15/37 (b)(e)(g)	500,000	471,514
Series 2022-LBA6:
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.6287% 1/15/39 (b)(e)(g)	100,000	93,771
Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 4.200% 5.4787% 1/15/39 (b)(e)(g)	100,000	93,774
Series 2022-LP2 Class G, CME TERM SOFR 1 MONTH INDEX + 4.100% 5.4398% 2/15/39 (b)(e)(g)	466,913	427,745
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 4.517% 10/15/23 (b)(e)(g)	200,000	180,937
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	500,000	447,607
Series 2019-OC11 Class E, 4.0755% 12/9/41 (b)(e)	284,000	228,576
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 6.608% 3/15/35 (b)(e)	385,000	365,740
Camb Commercial Mortgage Trust sequential payer Series 2021-CX2 Class A, 2.7% 11/10/46 (b)	500,000	419,396
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 5.1955% 7/15/30 (b)(e)(g)	105,000	104,581
Citigroup Commercial Mortgage Trust Series 2022-GC48:
Class D, 2.5% 6/15/55 (b)	378,000	244,423
Class E, 2.5% 6/15/55 (b)	315,000	187,833
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)(d)	150,000	130,500
Series 2012-CR1 Class G, 2.462% 5/15/45 (b)	100,000	23,165
Series 2015-LC19 Class D, 2.867% 2/10/48 (b)	462,000	408,284
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	313,000	251,537
Series 2019-CD4 Class C, 4.3497% 5/10/50 (e)	232,000	210,306
Series 2020-CX Class E, 2.7729% 11/10/46 (b)(e)	195,000	142,894
CPT Mortgage Trust sequential payer Series 2019-CPT Class A, 2.865% 11/13/39 (b)	500,000	437,451
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 5.5409% 6/15/34 (b)(g)	80,000	74,436
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class E, 1 month U.S. LIBOR + 2.150% 3.474% 5/15/36 (b)(e)(g)	100,000	95,971
Series 2021-4SZN Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.960% 5.2455% 11/15/23 (b)(e)(g)	141,000	136,469
Series 2020-NET Class E, 3.8277% 8/15/37 (b)(e)	100,000	89,258
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5891% 6/15/50 (b)(e)	156,000	121,214
Series 2019-C16 Class C, 4.2371% 6/15/52 (e)	750,000	663,832
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(e)	100,000	95,881
DBGS Mortgage Trust floater Series 2018-BIOD Class F, 1 month U.S. LIBOR + 2.000% 3.19% 5/15/35 (b)(e)(g)	201,028	189,530
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 4.9399% 11/15/38 (b)(e)(g)	210,000	192,299
Extended Stay America Trust floater Series 2021-ESH Class F, 1 month U.S. LIBOR + 3.700% 5.025% 7/15/38 (b)(e)(g)	434,327	417,095
GS Mortgage Securities Corp. Trust floater Series 2019-70P:
Class E, 1 month U.S. LIBOR + 2.200% 3.524% 10/15/36 (b)(e)(g)	139,000	125,194
Class F, 1 month U.S. LIBOR + 2.650% 3.974% 10/15/36 (b)(e)(g)	218,000	196,520
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3024% 8/10/44 (b)(e)	63,000	5,544
Class F, 4.5% 8/10/44 (b)(d)	42,000	147
Series 2012-GCJ9 Class D, 4.875% 11/10/45 (b)(e)	178,000	171,068
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)(d)	269,000	204,599
Series 2019-GC40 Class DBD, 3.668% 7/10/52 (b)(e)	570,000	523,695
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(e)	900,000	802,873
Class F, 4.3333% 11/5/38 (b)(e)	163,000	141,054
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	100,000	92,246
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	41,093
Series 2014-C26 Class D, 4.0205% 1/15/48 (b)(e)	492,000	438,442
JPMDB Commercial Mortgage Securities Trust Series 2017-C7 Class D, 3% 10/15/50 (b)	185,000	137,824
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.950% 4.274% 4/15/38 (b)(e)(g)	210,000	192,896
sequential payer Series 2021-1MEM Class E, 2.742% 10/9/42 (b)(e)	100,000	74,924
Series 2011-C3 Class E, 5.7084% 2/15/46 (b)(e)	200,000	69,221
Series 2012-CBX Class G 4% 6/15/45 (b)(d)	151,000	15,100
Series 2019-OSB Class C, 3.749% 6/5/39 (b)(e)	500,000	452,998
KNDL Mortgage Trust floater Series 2019-KNSQ:
Class E, 1 month U.S. LIBOR + 1.800% 3.124% 5/15/36 (b)(e)(g)	500,000	482,243
Class F, 1 month U.S. LIBOR + 2.000% 3.324% 5/15/36 (b)(e)(g)	250,000	235,649
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 5.274% 8/15/38 (b)(e)(g)	100,000	93,151
La Quita Mortgage Trust floater Series 2022-LAQ:
Class D, CME TERM SOFR 1 MONTH INDEX + 3.620% 4.9564% 3/15/39 (b)(e)(g)	489,143	474,460
Class F, CME TERM SOFR 1 MONTH INDEX + 5.970% 7.3048% 3/15/39 (b)(e)(g)	128,155	125,292
Life Financial Services Trust floater Series 2022-BMR2 Class E, CME TERM SOFR 1 MONTH INDEX + 3.240% 4.5187% 5/15/39 (b)(e)(g)	388,000	368,815
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 4.274% 3/15/38 (b)(e)(g)	393,188	365,820
Manhattan West Series 2020-1MW Class C, 2.4128% 9/10/39 (b)(e)	214,000	183,294
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 6.575% 11/15/38 (b)(e)(g)	559,000	503,274
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 4.074% 7/15/38 (b)(e)(g)	105,000	95,999
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 3.925% 4/15/38 (b)(e)(g)	100,000	92,971
Class G, 1 month U.S. LIBOR + 3.200% 4.525% 4/15/38 (b)(e)(g)	400,000	367,868
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.950% 5.2362% 1/15/27 (b)(e)(g)	105,000	96,886
Morgan Stanley Capital I Trust:
sequential payer Series 2021-L5 Class C, 3.156% 5/15/54	513,000	413,788
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	6,326	6,269
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(e)	248,156	235,995
Class F, 5.385% 6/15/44 (b)(d)(e)	343,000	222,950
Class XB, 0.482% 6/15/44 (b)(e)(f)	5,558,943	22,057
Series 2011-C3:
Class C, 5.2539% 7/15/49 (b)(e)	21,348	21,133
Class G, 5.2539% 7/15/49 (b)(d)(e)	112,000	59,221
Series 2017-H1 Class D, 2.546% 6/15/50 (b)	147,000	113,183
Series 2020-L4, Class C, 3.536% 2/15/53	542,000	467,348
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 4.874% 9/15/38 (b)(e)(g)	70,000	66,401
Class G, 1 month U.S. LIBOR + 4.700% 6.024% 9/15/38 (b)(e)(g)	171,500	162,261
Class H, 1 month U.S. LIBOR + 6.000% 7.324% 9/15/38 (b)(e)(g)	143,500	137,934
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME TERM SOFR 1 MONTH INDEX + 5.280% 6.5638% 3/15/39 (b)(e)(g)	500,000	472,228
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 3.722% 10/15/36 (b)(e)(g)	130,000	117,190
Class J, 1 month U.S. LIBOR + 3.340% 4.67% 10/15/36 (b)(e)(g)	93,000	84,960
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 3.925% 7/15/38 (b)(e)(g)	100,000	92,352
Class G, 1 month U.S. LIBOR + 4.350% 5.675% 7/15/38 (b)(e)(g)	100,000	92,737
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	350,000	266,208
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	191,456	207,280
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 4.974% 5/15/38 (b)(e)(g)	500,000	456,732
SG Commercial Mortgage Securities Trust Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(e)	150,000	132,074
Class G, 3.8518% 3/15/37 (b)(e)	100,000	83,841
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (b)	500,000	425,218
Series 2021-OVA:
Class F, 2.8506% 7/15/41 (b)	463,000	343,242
Class G, 2.8506% 7/15/41 (b)	147,000	103,032
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME TERM SOFR 1 MONTH INDEX + 2.700% 3.979% 1/15/39 (b)(e)(g)	450,000	414,183
Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.350% 4.629% 1/15/39 (b)(e)(g)	168,000	155,046
SREIT Trust floater:
Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 3.248% 7/15/36 (b)(e)(g)	58,000	53,941
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 4.5898% 10/15/38 (b)(e)(g)	198,000	178,622
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 4.2978% 11/15/38 (b)(e)(g)	126,000	115,938
Series 2021-MFP2:
Class F, 1 month U.S. LIBOR + 2.610% 3.9422% 11/15/36 (b)(e)(g)	100,000	93,355
Class J, 1 month U.S. LIBOR + 3.910% 5.2395% 11/15/36 (b)(e)(g)	128,000	119,442
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 4.875% 11/15/36 (b)(e)(g)	100,000	91,788
Class G, 1 month U.S. LIBOR + 4.200% 5.524% 11/15/36 (b)(e)(g)	42,000	38,668
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40	500,000	501,277
TTAN floater Series 2021-MHC Class F, 1 month U.S. LIBOR + 2.900% 4.225% 3/15/38 (b)(e)(g)	264,325	241,462
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 6.6589% 5/10/45 (b)(d)(e)	10,914	10,194
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	610,000	501,997
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 6.1123% 1/18/37 (b)(e)(g)	147,000	137,091
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class E, 4.8691% 10/15/45 (b)(e)	114,000	111,815
Class F, 4.8691% 10/15/45 (b)(e)	42,000	37,772
Series 2019-C52:
Class B, 3.375% 8/15/52	785,000	690,678
Class C, 3.561% 8/15/52	100,000	85,996
Series 2020-C58 Class C, 3.162% 7/15/53	1,000,000	800,804
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3707% 3/15/45 (b)(d)(e)	220,000	206,034
WFCM Series 2022-C62:
Class C, 4.3504% 4/15/55 (e)	500,000	435,431
Class D, 2.5% 4/15/55 (b)	294,000	188,784
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(e)	140,000	114,452
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $38,851,065)		36,267,730

Common Stocks - 14.2%
	Shares	Value ($)
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
Archer Daniels Midland Co.	91,280	7,083,328
Bunge Ltd.	24,300	2,203,767
Darling Ingredients, Inc. (h)	11,570	691,886
Wilmar International Ltd.	269,540	783,806
		10,762,787
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (h)	42,130	1,291,285
Canadian Natural Resources Ltd.	63,830	3,430,020
Chevron Corp.	54,140	7,838,389
ConocoPhillips Co.	47,450	4,261,485
Coterra Energy, Inc.	34,570	891,560
Diamondback Energy, Inc.	16,230	1,966,265
Equinor ASA	16,730	582,963
Exxon Mobil Corp.	122,980	10,531,993
Hess Corp.	13,180	1,396,289
Magnolia Oil & Gas Corp. Class A	27,650	580,374
Occidental Petroleum Corp.	23,670	1,393,690
Petroleo Brasileiro SA - Petrobras (ON)	225,570	1,316,322
Pioneer Natural Resources Co.	11,010	2,456,111
Range Resources Corp. (h)	110,220	2,727,945
Shell PLC (London)	155,526	4,050,330
		44,715,021
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp.	10,511	100,800
MATERIALS - 7.9%
Chemicals - 3.0%
Albemarle Corp.	3,310	691,724
CF Industries Holdings, Inc.	73,510	6,302,012
Corteva, Inc.	104,640	5,665,210
FMC Corp.	14,330	1,533,453
Icl Group Ltd.	111,000	1,007,054
Nutrien Ltd.	104,980	8,360,395
The Mosaic Co.	63,100	2,980,213
		26,540,061
Metals & Mining - 3.7%
Agnico Eagle Mines Ltd. (Canada)	60,015	2,747,113
Alcoa Corp.	56,820	2,589,856
Anglo American Platinum Ltd. ADR	11,900	175,228
Anglo American PLC (United Kingdom)	49,186	1,758,329
ArcelorMittal SA (Netherlands)	44,630	1,006,023
Barrick Gold Corp. (Canada)	108,660	1,921,303
Commercial Metals Co.	37,560	1,243,236
First Quantum Minerals Ltd.	48,980	929,220
Fortescue Metals Group Ltd.	71,440	864,430
Franco-Nevada Corp.	2,210	290,706
Freeport-McMoRan, Inc.	80,030	2,341,678
Grupo Mexico SA de CV Series B	46,810	193,832
IGO Ltd.	110,246	756,407
Impala Platinum Holdings Ltd.	30,250	335,607
Ivanhoe Mines Ltd. (h)	54,430	313,336
Lundin Mining Corp.	107,790	683,318
Newcrest Mining Ltd.	52,542	748,525
Newmont Corp.	47,100	2,810,457
Nucor Corp.	18,640	1,946,202
Rio Tinto PLC	78,791	4,710,650
Steel Dynamics, Inc.	9,900	654,885
Teck Resources Ltd. Class B (sub. vtg.)	17,720	541,842
Vale SA	174,990	2,559,924
Wheaton Precious Metals Corp.	25,280	910,881
		33,032,988
Paper & Forest Products - 1.2%
Mondi PLC	92,971	1,646,676
Nine Dragons Paper (Holdings) Ltd.	345,370	292,254
Stora Enso Oyj (R Shares)	104,540	1,639,456
Suzano Papel e Celulose SA	139,570	1,325,174
Svenska Cellulosa AB SCA (B Shares)	112,430	1,679,347
UPM-Kymmene Corp.	81,240	2,469,780
West Fraser Timber Co. Ltd.	14,770	1,133,338
		10,186,025
TOTAL MATERIALS		69,759,074
TOTAL COMMON STOCKS (Cost $130,175,132)		125,337,682

Preferred Stocks - 2.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%	16,367	400,337
Ready Capital Corp. 7.00%	6,400	159,744
		560,081
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	43,200
RLJ Lodging Trust Series A, 1.95%	400	10,372
		53,572
TOTAL CONVERTIBLE PREFERRED STOCKS		613,653
Nonconvertible Preferred Stocks - 2.0%
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
Acres Commercial Realty Corp. 8.625% (e)	300	6,321
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	304,002
Series C, 8.00%(e)	4,100	80,319
AGNC Investment Corp.:
6.125%(e)	7,000	141,470
Series C, 7.00%(e)	12,200	274,528
Series E, 6.50%(e)	12,400	264,492
Annaly Capital Management, Inc.:
6.75%(e)	3,600	78,516
Series F, 6.95%(e)	16,800	376,656
Series G, 6.50%(e)	15,800	320,740
Arbor Realty Trust, Inc.:
Series D, 6.375%	500	10,255
Series F, 6.25%(e)	3,000	62,580
Armour Residential REIT, Inc. Series C 7.00%	1,000	20,685
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	90,180
Chimera Investment Corp.:
8.00%(e)	5,000	103,500
Series B, 8.00%(e)	23,587	507,121
Series C, 7.75%(e)	8,700	172,695
Dynex Capital, Inc. Series C 6.90% (e)	9,600	211,872
Ellington Financial LLC 6.75% (e)	2,000	42,940
Franklin BSP Realty Trust, Inc. 7.50%	3,000	62,230
Invesco Mortgage Capital, Inc.:
7.50%(e)	14,400	298,800
Series B, 7.75%(e)	13,900	289,259
KKR Real Estate Finance Trust, Inc. 6.50%	1,300	28,275
MFA Financial, Inc.:
6.50%(e)	9,300	172,050
Series B, 7.50%	18,486	364,359
New Residential Investment Corp.:
7.125%(e)	6,200	131,688
Series A, 7.50%(e)	17,700	385,860
Series C, 6.375%(e)	10,300	200,129
Series D, 7.00%(e)	2,700	58,455
New York Mortgage Trust, Inc. Series D, 8.00% (e)	4,200	84,941
PennyMac Mortgage Investment Trust:
6.75%	1,300	24,349
8.125%(e)	5,700	123,120
Series B, 8.00%(e)	9,300	205,995
Two Harbors Investment Corp.:
Series A, 8.125%(e)	13,900	319,700
Series B, 7.625%(e)	11,800	258,774
Series C, 7.25%(e)	10,500	222,075
		6,298,931
MATERIALS - 0.2%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	19,639	1,637,208

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Agree Realty Corp. 4.375%	1,300	23,465
Armada Hoffler Properties, Inc. 6.75%	6,000	148,500
Ashford Hospitality Trust, Inc.:
Series G, 7.375%	300	5,649
Series H, 7.50%	2,500	46,925
Series I, 7.50%	2,500	44,100
Cedar Realty Trust, Inc.:
7.25%	1,673	16,563
Series C, 6.50%	4,900	34,227
City Office REIT, Inc. Series A, 6.625%	2,079	45,925
CTO Realty Growth, Inc. 6.375%	1,000	22,980
DiamondRock Hospitality Co. 8.25%	10,237	263,603
Digital Realty Trust, Inc.:
5.25%	3,800	92,226
Series L, 5.20%	12,700	302,133
Gladstone Commercial Corp.:
6.625%	2,400	59,184
Series G, 6.00%	11,200	243,600
Global Medical REIT, Inc. Series A, 7.50%	2,100	53,550
Global Net Lease, Inc.:
Series A, 7.25%	9,300	221,247
Series B 6.875%	2,200	49,280
Healthcare Trust, Inc.:
7.125%	2,000	48,640
Series A 7.375%	4,200	107,142
Hudson Pacific Properties, Inc. Series C, 4.75%	32,100	617,604
iStar Financial, Inc.:
Series D, 8.00%	8,000	204,280
Series G, 7.65%	10,000	250,156
Series I, 7.50%	7,600	187,188
Kimco Realty Corp.:
5.125%	10,600	256,626
Series M, 5.25%	15,500	370,218
Necessity Retail (REIT), Inc./The:
7.50%	17,100	378,594
Series C 7.375%	10,000	224,800
Pebblebrook Hotel Trust:
6.30%	9,973	206,940
6.375%	8,600	180,600
6.375%	17,200	352,600
Series H, 5.70%	10,600	199,174
Pennsylvania (REIT):
Series B, 7.375%(h)	4,082	10,940
Series D, 6.875%(h)	2,500	5,225
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	63,500
PS Business Parks, Inc. Series Y, 5.20%	2,400	44,688
Public Storage:
4.00%	4,000	72,480
Series F, 5.15%	10,000	243,600
Series G, 5.05%	5,800	138,968
Series I, 4.875%	2,000	45,660
Series J, 4.70%	6,200	136,896
Series K, 4.75%	2,700	60,345
Series L, 4.625%	21,700	477,183
Rexford Industrial Realty, Inc. Series C, 5.625%	3,400	83,674
Saul Centers, Inc. Series D, 6.125%	1,300	30,170
SITE Centers Corp. 6.375%	3,300	81,180
Sotherly Hotels, Inc. Series C, 7.875% (h)	1,700	30,600
Spirit Realty Capital, Inc. Series A, 6.00%	4,700	113,223
Summit Hotel Properties, Inc.:
Series E, 6.25%	6,800	136,816
Series F, 5.875%	4,000	76,440
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	3,500	71,890
Series I, 5.70%	9,600	197,760
UMH Properties, Inc.:
Series C, 6.75%	200	5,039
Series D, 6.375%	2,300	57,960
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	103,680
Series K 5.875%	2,000	43,080
Vornado Realty Trust:
Series L, 5.40%	1,000	20,710
Series M, 5.25%	4,800	95,136
Series N, 5.25%	6,600	129,030
Series O, 4.45%	1,800	30,582
		7,864,174
Real Estate Management & Development - 0.2%
Digitalbridge Group, Inc.:
Series H, 7.125%	21,830	471,932
Series I, 7.15%	31,600	679,400
Series J, 7.15%	29,200	629,260
		1,780,592
TOTAL REAL ESTATE		9,644,766

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,580,905
TOTAL PREFERRED STOCKS (Cost $19,530,970)		18,194,558

Bank Loan Obligations - 0.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.42% 4/11/25 (e)(g)(i)	272,882	262,461
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.3699% 10/1/28 (e)(g)(i)	199,000	184,230
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.6661% 9/9/26 (e)(g)(i)	59,550	57,689
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 12/22/24 (e)(g)(i)	226,000	217,195
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6661% 11/30/23 (e)(g)(i)	97,452	96,234
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.6661% 8/2/28 (e)(g)(i)	120,279	112,387
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.42% 4/27/24 (e)(g)(i)	58,648	55,214
		722,949
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 2.250% 3.8753% 12/16/28 (e)(g)(i)	4,975	4,751
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 3.6253% 8/4/28 (e)(g)(i)	148,875	142,362
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4161% 8/21/25 (e)(g)(i)	402,737	378,271
TOTAL BANK LOAN OBLIGATIONS (Cost $1,584,068)		1,510,794

Equity Funds - 24.3%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (j)	21,396,829	127,097,164
Fidelity Real Estate Equity Central Fund (j)	697,559	87,969,174
TOTAL EQUITY FUNDS (Cost $218,950,451)		215,066,338

Fixed-Income Funds - 25.7%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (j) (Cost $242,818,073)	2,421,315	227,385,679

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(d)(e)(g) (Cost $594,368)	500,000	10,000

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (k) (Cost $23,846,787)	23,842,019	23,846,787

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $926,406,210)	880,157,974
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,886,642
NET ASSETS - 100.0%	885,044,616

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,958,401 or 4.4% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	6,256,970	454,443,935	436,854,118	61,268	-	-	23,846,787	0.0%
Fidelity Commodity Strategy Central Fund	75,396,492	64,737,123	23,281,576	-	(27,733,696)	37,978,821	127,097,164	17.9%
Fidelity Floating Rate Central Fund	105,919,440	151,322,366	14,952,497	5,099,211	(568,352)	(14,335,278)	227,385,679	7.9%
Fidelity Real Estate Equity Central Fund	56,106,397	61,892,592	17,105,628	879,814	(1,904,502)	(11,019,685)	87,969,174	7.4%
Fidelity Securities Lending Cash Central Fund 1.58%	2,406,250	11,199,924	13,606,174	1,302	-	-	-	0.0%
Total	246,085,549	743,595,940	505,799,993	6,041,595	(30,206,550)	12,623,858	466,298,804

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Inflation-Protected Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.